Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond Fund
November 30, 2025
SCB-NPRT1-0126
1.9904882.103
Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.4%
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	250,000	250,777
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	250,000	250,645
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)	250,000	250,670
TOTAL BAILIWICK OF JERSEY		752,092
GRAND CAYMAN (UK OVERSEAS TER) - 3.5%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	250,000	250,786
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	250,000	250,756
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	250,000	250,227
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	250,000	249,999
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	250,000	250,421
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	337,647	337,720
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 5.6844% 1/20/2037 (b)(c)(d)	250,000	250,468
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,840,377
MULTI-NATIONAL - 0.3%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	150,000	149,439
UNITED STATES - 0.2%
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	96,500	94,976
TOTAL ASSET-BACKED SECURITIES (Cost $2,822,966)		2,836,884

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (c)(d)(f)	768	763
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (c)(d)(f)	6,913	6,928

TOTAL FRANCE		7,691
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (c)(d)(f)	997	733
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (c)(d)(f)	10,213	4,851
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(f)	7,965	6,352
UNITED STATES - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (c)(d)(f)	1,079	705
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (c)(d)(f)	12,000	10,606
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (c)(d)(f)	1,985	1,971
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (c)(d)(f)	10,000	9,944
		23,226
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (c)(d)(f)(g)	5,000	5,000
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(f)	27,721	22,565
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (c)(d)(f)	7,979	7,620
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (c)(d)(f)	6,000	5,363
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (c)(d)(f)	24,740	23,771
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (c)(d)(f)	990	955
		37,709
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (c)(d)(f)	8,993	8,401
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (c)(d)(f)	15,000	14,975
		23,376
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (c)(d)(f)	4,935	4,643
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (c)(d)(f)	6,997	6,912
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (c)(d)(f)	9,887	9,266
		20,821
TOTAL CONSUMER DISCRETIONARY		109,471

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (c)(d)(f)	5,000	4,919
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(f)(h)	1,192	547
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(f)(h)	345	158
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(f)	2,951	2,810
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(f)(i)	3,883	3,145
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (c)(d)(f)	5,000	5,013
		11,673
TOTAL CONSUMER STAPLES		16,592

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(f)	38,845	17,330
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (c)(d)(f)	8,000	7,645
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (c)(d)(f)	5,000	4,973
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (c)(d)(f)(i)	1,769	1,379
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (c)(d)(f)	3,982	3,536
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (c)(d)(f)(i)	568	551
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (c)(d)(f)	5,070	2,079
		7,545
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (c)(d)(f)	46,888	46,255
TOTAL HEALTH CARE		58,773

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (c)(d)(f)	4,987	4,990
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (c)(d)(f)	1,995	1,586
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (c)(d)(f)	4,987	3,956
		5,542
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (c)(d)(f)	2,000	1,677
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (c)(d)(f)	16,877	15,074
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (c)(d)(f)	1,000	974
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (c)(d)(f)	8,929	8,703
		26,428
TOTAL INDUSTRIALS		36,960

Information Technology - 0.1%
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (c)(d)(f)	1,000	882
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (c)(d)(f)	6,941	6,632
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(f)	23,000	22,379
		29,893
Software - 0.0%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (c)(d)(f)(g)	5,000	4,985
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (c)(d)(f)	5,956	5,605
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (c)(d)(f)	4,000	3,760
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(f)	10,000	9,655
		24,005
TOTAL INFORMATION TECHNOLOGY		53,898

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(f)(j)	124	122
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (c)(d)(f)	982	746
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (c)(d)(f)	474	469
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (c)(d)(f)	22,905	20,333
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (c)(d)(f)	11,965	11,631
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (c)(d)(f)	1,706	1,662
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (c)(d)(f)	9,975	7,616
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (c)(d)(f)	6,000	4,469
		47,048
TOTAL UNITED STATES		370,943
TOTAL BANK LOAN OBLIGATIONS (Cost $415,648)		390,570

Commercial Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	74,709	74,568
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 4.7235% 8/15/2036 (b)(c)(d)	250,000	240,694
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,020
TOTAL UNITED STATES		418,282
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $420,035)		418,282

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (i)	337	5,104
Altice France Holding SA rights (b)(i)(k)	10	115

TOTAL FRANCE		5,219
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(k)	268	3,184
Cano Health LLC warrants 6/28/2029 (i)(k)	29	89

TOTAL UNITED STATES		3,273
TOTAL COMMON STOCKS (Cost $17,965)		8,492

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (b)	5,000	4,810
UNITED STATES - 0.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	17,014	40,137
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	17,000	15,861
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	4,000	5,035
ON Semiconductor Corp 0% 5/1/2027 (l)	5,000	5,749
Wolfspeed Inc 2.5% 6/15/2031	1,000	1,695
Wolfspeed Inc 2.5% 6/15/2031 (b)	1,000	1,694
		14,173
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (b)	7,000	9,293
Terawulf Inc 0% 5/1/2032 (b)(l)	4,000	4,063
		13,356
TOTAL INFORMATION TECHNOLOGY		27,529

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	7,000	7,178
TOTAL UNITED STATES		90,705
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $68,660)		95,515

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i) (Cost $6,791)	282	7,546

Foreign Government and Government Agency Obligations - 0.6%
		Principal Amount (a)	Value ($)
GERMANY - 0.0%
German Federal Republic 2.6% 8/15/2035 (m)	EUR	10,000	11,513
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034		250,000	216,875
UNITED KINGDOM - 0.2%
United Kingdom of Great Britain and Northern Ireland 0.875% 7/31/2033 (m)	GBP	30,000	31,035
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (m)	GBP	29,000	38,836
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (m)	GBP	20,000	26,210
TOTAL UNITED KINGDOM			96,081
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $308,117)			324,469

Non-Convertible Corporate Bonds - 32.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (b)		8,000	8,178
Mineral Resources Ltd 8.5% 5/1/2030 (b)		31,000	32,218

TOTAL AUSTRALIA			40,396
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		8,000	7,075
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (b)(h)		19,000	4,251
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (b)		10,000	9,722
CANADA - 0.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		130,000	120,194
TELUS Corp 6.625% 10/15/2055 (c)		4,000	4,099
TELUS Corp 7% 10/15/2055 (c)		2,000	2,088
			126,381
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		4,000	3,812
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		14,000	14,266
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		4,000	4,124
			22,202
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (b)		4,000	3,990
TOTAL CONSUMER DISCRETIONARY			26,192

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (b)		150,000	109,708
Industrials - 0.0%
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (b)		2,000	2,142
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (b)		22,000	20,863
Open Text Corp 3.875% 2/15/2028 (b)		13,000	12,679
Open Text Holdings Inc 4.125% 12/1/2031 (b)		8,000	7,437
Open Text Holdings Inc 4.125% 2/15/2030 (b)		7,000	6,673
			47,652
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 6.125% 4/1/2029 (b)		7,000	7,091
Utilities - 0.0%
Gas Utilities - 0.0%
AltaGas Ltd 7.2% 10/15/2054 (b)(c)		22,000	22,761
TOTAL CANADA			341,927
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		14,000	13,746
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		31,000	5,658
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		8,000	5,910

TOTAL COLOMBIA			11,568
FINLAND - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		12,000	12,509
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp 3.625% 3/15/2034 (m)	EUR	100,000	118,027
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (m)	EUR	100,000	111,485
TOTAL FINLAND			242,021
FRANCE - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 4/15/2032 (b)		27,723	26,973
Altice France SA 6.875% 10/15/2030 (b)		3,850	3,794
Altice France SA 6.875% 7/15/2032 (b)		770	750
			31,517
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (b)		15,000	15,270
Financials - 0.6%
Banks - 0.6%
BNP Paribas SA 4.042% 1/10/2032 (c)(m)	EUR	100,000	120,093
Societe Generale SA 5.5% 4/13/2029 (b)(c)		200,000	204,834
			324,927
TOTAL FRANCE			371,714
GERMANY - 0.8%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (m)	EUR	20,000	23,280
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Vonovia SE 0.625% 3/24/2031 (m)	EUR	100,000	101,543
Utilities - 0.6%
Electric Utilities - 0.2%
EnBW International Finance BV 3.85% 5/23/2030 (m)	EUR	100,000	121,079
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.125% 9/18/2035 (b)		150,000	149,223
TOTAL UTILITIES			270,302

TOTAL GERMANY			395,125
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)		5,000	4,925
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		6,000	5,250
Tullow Oil PLC 10.25% 5/15/2026 (b)		15,000	10,833

TOTAL GHANA			21,008
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd 3.375% 4/7/2030 (b)		200,000	195,343
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.2%
AIB Group PLC 2.875% 5/30/2031 (c)(m)	EUR	100,000	116,112
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030		150,000	149,795
TOTAL IRELAND			265,907
ITALY - 1.3%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5.125% 8/29/2031 (m)	EUR	100,000	127,952
Utilities - 1.1%
Electric Utilities - 0.7%
Enel Finance International NV 2.875% 4/11/2029 (m)	GBP	100,000	126,430
Enel Finance International NV 5.125% 6/26/2029 (b)		200,000	205,610
			332,040
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (b)		200,000	204,726
TOTAL UTILITIES			536,766

TOTAL ITALY			664,718
JAPAN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.62% 7/16/2028 (b)		200,000	202,790
LUXEMBOURG - 0.3%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (b)		17,000	11,348
Altice Financing SA 9.625% 7/15/2027 (b)		3,000	2,394
			13,742
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (b)		2,400	2,286
TOTAL COMMUNICATION SERVICES			16,028

Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		11,000	9,570
Real Estate - 0.3%
Industrial REITs - 0.3%
Prologis International Funding II SA 4.375% 7/1/2036 (m)	EUR	100,000	120,246
TOTAL LUXEMBOURG			145,844
MULTI-NATIONAL - 0.1%
Financials - 0.1%
Banks - 0.1%
European Investment Bank 0.5% 11/13/2037	EUR	50,000	42,897
NETHERLANDS - 0.7%
Financials - 0.5%
Banks - 0.5%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (m)	EUR	100,000	104,917
ING Groep NV 4.5% 5/23/2029 (c)(m)	EUR	100,000	120,743
			225,660
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	126,771
TOTAL NETHERLANDS			352,431
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (b)		5,000	4,964
IHS Holding Ltd 6.25% 11/29/2028 (b)		1,000	993
IHS Holding Ltd 8.25% 11/29/2031 (b)		14,000	14,518

TOTAL NIGERIA			20,475
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (c)(m)	EUR	100,000	110,056
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (b)		5,000	5,071
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		14,000	12,803
SPAIN - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola Finanzas SA 3% 9/30/2031 (m)	EUR	100,000	116,348
SWITZERLAND - 0.3%
Financials - 0.3%
Insurance - 0.3%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (c)(m)	EUR	100,000	112,105
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		9,000	6,120
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		2,000	1,388
Consolidated Energy Finance SA 6.5% 5/15/2026 (b)		12,000	11,380
			18,888
TOTAL SWITZERLAND			130,993
UNITED KINGDOM - 2.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC 3.25% 9/16/2033 (m)	EUR	100,000	115,445
Consumer Staples - 0.2%
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (m)	EUR	100,000	120,238
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)		21,000	22,877
Financials - 0.5%
Banks - 0.5%
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(m)	EUR	100,000	119,803
NatWest Group PLC 2.057% 11/9/2028 (c)(m)	GBP	100,000	126,889
			246,692
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	133,364
Utilities - 0.8%
Electric Utilities - 0.5%
NGG Finance PLC 2.125% 9/5/2082 (c)(m)	EUR	100,000	114,172
SSE PLC 4% 9/5/2031 (m)	EUR	100,000	121,331
			235,503
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		61,000	61,008
Water Utilities - 0.2%
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (m)	GBP	100,000	126,256
TOTAL UTILITIES			422,767

TOTAL UNITED KINGDOM			1,061,383
UNITED STATES - 22.9%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.8%
APLD ComputeCo LLC 9.25% 12/15/2030 (b)		17,000	16,384
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)		1,000	985
Cipher Compute LLC 7.125% 11/15/2030 (b)		10,000	10,159
Connect Holdings LLC 10.5% 4/3/2031 (b)		5,000	4,739
Level 3 Financing Inc 3.625% 1/15/2029 (b)		4,000	3,601
Level 3 Financing Inc 3.75% 7/15/2029 (b)		8,000	7,068
Level 3 Financing Inc 3.875% 10/15/2030 (b)		3,000	2,684
Level 3 Financing Inc 4% 4/15/2031 (b)		24,000	21,120
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,890
Level 3 Financing Inc 4.5% 4/1/2030 (b)		13,000	11,976
Level 3 Financing Inc 4.875% 6/15/2029 (b)		5,000	4,763
Level 3 Financing Inc 6.875% 6/30/2033 (b)		10,000	10,184
Level 3 Financing Inc 7% 3/31/2034 (b)		15,000	15,364
Lumen Technologies Inc 4.125% 4/15/2030 (b)		2,000	1,983
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	927
Verizon Communications Inc 5.05% 5/9/2033		250,000	257,963
Windstream Services LLC 7.5% 10/15/2033 (b)		10,000	10,177
WULF Compute LLC 7.75% 10/15/2030 (b)		11,000	11,373
			393,340
Entertainment - 0.2%
Walt Disney Co/The 2.65% 1/13/2031		140,000	131,195
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)		2,000	2,060
Snap Inc 6.875% 3/15/2034 (b)		5,000	5,111
			7,171
Media - 0.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		6,000	5,085
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)		33,000	27,962
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)		4,000	3,675
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (b)		13,000	12,994
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		10,000	10,097
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		22,000	22,940
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		12,000	12,656
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		100,000	97,453
CMG Media Corp 8.875% 6/18/2029 (b)		1,000	820
CSC Holdings LLC 3.375% 2/15/2031 (b)		27,000	14,994
CSC Holdings LLC 4.125% 12/1/2030 (b)		10,000	5,704
CSC Holdings LLC 4.5% 11/15/2031 (b)		3,000	1,696
CSC Holdings LLC 4.625% 12/1/2030 (b)		7,000	2,500
Discovery Communications LLC 5% 9/20/2037		3,000	2,551
Discovery Communications LLC 6.35% 6/1/2040		3,000	2,705
DISH DBS Corp 5.125% 6/1/2029		11,000	9,310
DISH DBS Corp 5.25% 12/1/2026 (b)		1,000	977
DISH DBS Corp 7.375% 7/1/2028		4,000	3,729
DISH DBS Corp 7.75% 7/1/2026		12,000	11,748
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		8,897	9,240
EW Scripps Co/The 9.875% 8/15/2030 (b)		5,000	5,039
Univision Communications Inc 7.375% 6/30/2030 (b)		19,000	19,274
Univision Communications Inc 8.5% 7/31/2031 (b)		33,000	34,139
Warnermedia Holdings Inc 4.279% 3/15/2032		1,000	914
Warnermedia Holdings Inc 5.05% 3/15/2042		6,000	4,799
Warnermedia Holdings Inc 5.141% 3/15/2052		2,000	1,496
			324,497
TOTAL COMMUNICATION SERVICES			856,203

Consumer Discretionary - 2.1%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		10,000	10,353
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)		5,000	5,030
American Axle & Manufacturing Inc 7.75% 10/15/2033 (b)		5,000	5,050
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (b)		5,000	5,143
			25,576
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		40,000	41,477
General Motors Financial Co Inc 4.2% 10/27/2028		52,000	52,031
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)		4,000	3,832
			97,340
Broadline Retail - 0.1%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (b)		2,690	2,281
Saks Global Enterprises LLC 11% 12/15/2029 (b)		10,152	3,518
Wayfair LLC 6.75% 11/15/2032 (b)		5,000	5,102
Wayfair LLC 7.25% 10/31/2029 (b)		44,000	45,771
Wayfair LLC 7.75% 9/15/2030 (b)		9,000	9,592
			66,264
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (b)		19,000	18,917
StoneMor Inc 8.5% 5/15/2029 (b)		11,000	10,741
			29,658
Hotels, Restaurants & Leisure - 0.3%
Acushnet Co 5.625% 12/1/2033 (b)		3,000	3,023
Carnival Corp 5.75% 3/15/2030 (b)		23,000	23,639
Carnival Corp 5.75% 8/1/2032 (b)		5,000	5,125
Carnival Corp 5.875% 6/15/2031 (b)		10,000	10,297
Carnival Corp 6.125% 2/15/2033 (b)		12,000	12,361
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		19,000	17,656
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)		20,000	20,501
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		7,000	7,218
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		2,000	2,048
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		7,000	7,259
Light & Wonder International Inc 6.25% 10/1/2033 (b)		15,000	15,092
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)		7,000	4,760
NCL Corp Ltd 5.875% 1/15/2031 (b)		10,000	9,868
NCL Corp Ltd 6.25% 9/15/2033 (b)		10,000	9,881
			148,728
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		17,000	17,256
LGI Homes Inc 7% 11/15/2032 (b)		21,000	20,573
TopBuild Corp 5.625% 1/31/2034 (b)		20,000	20,273
Tri Pointe Homes Inc 5.7% 6/15/2028		2,000	2,025
Whirlpool Corp 5.75% 3/1/2034		7,000	6,729
Whirlpool Corp 6.125% 6/15/2030		9,000	9,091
Whirlpool Corp 6.5% 6/15/2033		31,000	30,806
			106,753
Leisure Products - 0.1%
Mattel Inc 5% 11/17/2030		39,000	39,350
Specialty Retail - 0.9%
Carvana Co 4.875% 9/1/2029 (b)		5,000	4,638
Carvana Co 9% 6/1/2030 pay-in-kind (b)(c)		3,383	3,547
Carvana Co 9% 6/1/2031 pay-in-kind (b)(c)		7,816	8,790
Champions Financing Inc 8.75% 2/15/2029 (b)		7,000	6,978
Home Depot Inc/The 3.25% 4/15/2032		130,000	122,566
LBM Acquisition LLC 6.25% 1/15/2029 (b)		5,000	4,473
LBM Acquisition LLC 9.5% 6/15/2031 (b)		10,000	10,307
Lowe's Cos Inc 3.75% 4/1/2032		130,000	124,932
SGUS LLC 11% 12/15/2029 (b)		6,030	4,886
Staples Inc 10.75% 9/1/2029 (b)		14,000	13,760
Staples Inc 12.75% 1/15/2030 (b)		7,271	5,731
TJX Cos Inc/The 3.875% 4/15/2030		120,000	119,420
White Cap Supply Holdings LLC 7.375% 11/15/2030 (b)		2,000	2,040
			432,068
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032		140,000	127,335
TOTAL CONSUMER DISCRETIONARY			1,073,072

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		10,000	9,925
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)		5,000	5,068
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (b)		5,000	5,040
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)		7,000	7,249
C&S Group Enterprises LLC 5% 12/15/2028 (b)		5,000	4,644
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		9,000	9,403
Performance Food Group Inc 4.25% 8/1/2029 (b)		6,000	5,891
Performance Food Group Inc 6.125% 9/15/2032 (b)		7,000	7,202
US Foods Inc 5.75% 4/15/2033 (b)		2,000	2,035
			56,457
Food Products - 0.6%
General Mills Inc 2.25% 10/14/2031		290,000	258,141
Post Holdings Inc 4.625% 4/15/2030 (b)		8,000	7,792
Post Holdings Inc 6.25% 10/15/2034 (b)		7,000	7,109
Post Holdings Inc 6.25% 2/15/2032 (b)		7,000	7,228
Post Holdings Inc 6.375% 3/1/2033 (b)		19,000	19,232
			299,502
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		12,000	12,285
TOTAL CONSUMER STAPLES			368,244

Energy - 0.7%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)		16,000	16,098
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		4,000	4,119
Kodiak Gas Services LLC 6.5% 10/1/2033 (b)		10,000	10,201
Kodiak Gas Services LLC 6.75% 10/1/2035 (b)		5,000	5,137
Nabors Industries Ltd 7.5% 1/15/2028 (b)		7,000	7,009
Oceaneering International Inc 6% 2/1/2028		20,000	20,307
			62,871
Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (b)		10,000	10,049
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (b)		5,000	4,984
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		15,000	14,985
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		24,000	23,019
CNX Resources Corp 6% 1/15/2029 (b)		8,000	8,030
CNX Resources Corp 7.25% 3/1/2032 (b)		12,000	12,514
CNX Resources Corp 7.375% 1/15/2031 (b)		7,000	7,267
CVR Energy Inc 8.5% 1/15/2029 (b)		12,000	12,342
DBR Land Holdings LLC 6.25% 12/1/2030 (b)		5,000	5,064
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		13,000	13,158
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		5,000	5,078
Kinetik Holdings LP 6.625% 12/15/2028 (b)		19,000	19,546
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		7,000	6,713
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		39,000	38,223
Sunoco LP 5.625% 3/15/2031 (b)		5,000	5,028
Sunoco LP 5.875% 3/15/2034 (b)		5,000	5,032
Sunoco LP 6.25% 7/1/2033 (b)		7,000	7,191
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		56,000	55,814
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		33,000	32,615
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (b)		5,000	5,006
			291,658
TOTAL ENERGY			354,529

Financials - 5.6%
Banks - 2.3%
Bank of America Corp 2.687% 4/22/2032 (c)		70,000	64,446
Bank of America Corp 4.623% 5/9/2029 (c)		209,000	211,852
Bank of America Corp 5.015% 7/22/2033 (c)		168,000	172,854
Bank of America Corp 6.204% 11/10/2028 (c)		50,000	51,997
Citigroup Inc 4.91% 5/24/2033 (c)		90,000	91,656
Fifth Third Bancorp 4.895% 9/6/2030 (c)		50,000	50,865
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		70,000	64,606
JPMorgan Chase & Co 4.255% 10/22/2031 (c)		150,000	150,176
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		142,000	143,449
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		28,000	28,749
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		27,000	28,001
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		33,000	35,055
Santander Holdings USA Inc 6.499% 3/9/2029 (c)		27,000	28,151
Western Alliance Bancorp 3% 6/15/2031 (c)		8,000	7,656
			1,129,513
Capital Markets - 1.7%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		109,000	100,883
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)		130,000	129,141
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		7,000	6,649
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)		10,000	9,760
Morgan Stanley 2.943% 1/21/2033 (c)		70,000	64,253
Morgan Stanley 4.356% 10/22/2031 (c)		300,000	300,323
Morgan Stanley 4.889% 7/20/2033 (c)		68,000	69,610
Morgan Stanley 5.192% 4/17/2031 (c)		25,000	25,875
Morgan Stanley 5.664% 4/17/2036 (c)		20,000	21,232
MSCI Inc 5.15% 3/15/2036		14,000	13,982
MSCI Inc 5.25% 9/1/2035		25,000	25,280
State Street Corp 3.031% 11/1/2034 (c)		130,000	122,872
			889,860
Consumer Finance - 0.2%
Ally Financial Inc 6.646% 1/17/2040 (c)		12,000	12,057
Ford Motor Credit Co LLC 5.73% 9/5/2030		4,000	4,071
LFS Topco LLC 8.75% 7/15/2030 (b)		9,000	8,800
OneMain Finance Corp 3.875% 9/15/2028		24,000	23,292
OneMain Finance Corp 6.125% 5/15/2030		10,000	10,161
OneMain Finance Corp 6.5% 3/15/2033		5,000	5,024
OneMain Finance Corp 6.625% 5/15/2029		7,000	7,243
OneMain Finance Corp 7.125% 11/15/2031		7,000	7,293
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,178
SLM Corp 6.5% 1/31/2030		4,000	4,169
			87,288
Financial Services - 0.2%
Block Inc 3.5% 6/1/2031		49,000	45,965
Block Inc 5.625% 8/15/2030 (b)		5,000	5,094
Block Inc 6% 8/15/2033 (b)		5,000	5,139
Block Inc 6.5% 5/15/2032		15,000	15,676
Clue Opco LLC 9.5% 10/15/2031 (b)		2,000	2,071
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (b)		5,000	5,056
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		7,000	7,132
NFE Financing LLC 12% 11/15/2029 (b)(h)		12,548	3,180
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)		5,000	5,152
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (b)		10,000	8,830
Walker & Dunlop Inc 6.625% 4/1/2033 (b)		2,000	2,056
WEX Inc 6.5% 3/15/2033 (b)		7,000	7,139
			112,490
Insurance - 1.1%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)		200,000	196,654
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	188,350
RGA Global Funding 4.6% 11/25/2030 (b)		180,000	180,381
			565,385
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (b)		5,000	5,051
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		2,000	1,985
Starwood Property Trust Inc 5.25% 10/15/2028 (b)		10,000	10,068
Starwood Property Trust Inc 5.75% 1/15/2031 (b)		5,000	5,082
Starwood Property Trust Inc 6% 4/15/2030 (b)		7,000	7,206
Starwood Property Trust Inc 6.5% 10/15/2030 (b)		12,000	12,509
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		7,000	7,308
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		12,000	12,717
			61,926
TOTAL FINANCIALS			2,846,462

Health Care - 2.0%
Biotechnology - 0.5%
Amgen Inc 3% 2/22/2029		260,000	251,797
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		9,000	8,032
			259,829
Health Care Providers & Services - 1.0%
AMN Healthcare Inc 4% 4/15/2029 (b)		12,000	11,431
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		67,000	59,941
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		11,000	10,392
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		13,000	10,802
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)		5,000	5,317
CVS Health Corp 5% 9/15/2032		12,000	12,296
CVS Health Corp 6.75% 12/10/2054 (c)		55,000	56,999
CVS Health Corp 7% 3/10/2055 (c)		24,000	25,233
DaVita Inc 3.75% 2/15/2031 (b)		24,000	22,256
DaVita Inc 6.875% 9/1/2032 (b)		12,000	12,486
Encompass Health Corp 4.625% 4/1/2031		12,000	11,833
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		3,000	2,830
Humana Inc 3.7% 3/23/2029		130,000	127,593
ModivCare Inc 5% 10/1/2029 (b)(h)		2,000	0
Molina Healthcare Inc 3.875% 11/15/2030 (b)		15,000	13,858
Molina Healthcare Inc 6.25% 1/15/2033 (b)		15,000	15,034
Molina Healthcare Inc 6.5% 2/15/2031 (b)		5,000	5,107
Owens & Minor Inc 4.5% 3/31/2029 (b)		7,000	4,950
Owens & Minor Inc 6.625% 4/1/2030 (b)		19,000	12,185
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		14,000	14,040
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(c)		1,099	1,063
Tenet Healthcare Corp 5.5% 11/15/2032 (b)		30,000	30,475
Tenet Healthcare Corp 6% 11/15/2033 (b)		5,000	5,162
Tenet Healthcare Corp 6.125% 10/1/2028		47,000	47,204
Tenet Healthcare Corp 6.125% 6/15/2030		6,000	6,133
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		11,000	11,175
			535,795
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (b)		2,000	1,999
IQVIA Inc 5% 5/15/2027 (b)		9,000	8,990
IQVIA Inc 6.25% 6/1/2032 (b)		15,000	15,689
			26,678
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		45,000	44,533
Fortrea Holdings Inc 7.5% 7/1/2030 (b)		3,000	3,011
			47,544
Pharmaceuticals - 0.3%
Bausch Health Americas Inc 8.5% 1/31/2027 (b)		5,000	4,978
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		23,000	19,262
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)		5,000	4,499
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (b)		3,000	2,523
Zoetis Inc 2% 5/15/2030		140,000	128,338
			159,600
TOTAL HEALTH CARE			1,029,446

Industrials - 1.6%
Aerospace & Defense - 0.1%
ATI Inc 4.875% 10/1/2029		20,000	19,958
ATI Inc 7.25% 8/15/2030		7,000	7,390
Carpenter Technology Corp 5.625% 3/1/2034 (b)		5,000	5,082
TransDigm Inc 6% 1/15/2033 (b)		7,000	7,158
TransDigm Inc 6.25% 1/31/2034 (b)		5,000	5,184
TransDigm Inc 6.375% 3/1/2029 (b)		7,000	7,210
TransDigm Inc 6.375% 5/31/2033 (b)		5,000	5,125
TransDigm Inc 6.75% 1/31/2034 (b)		5,000	5,224
			62,331
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		19,000	19,606
Building Products - 0.4%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		7,000	7,137
Builders FirstSource Inc 6.375% 3/1/2034 (b)		7,000	7,281
Builders FirstSource Inc 6.75% 5/15/2035 (b)		10,000	10,547
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)		5,000	4,181
Carrier Global Corp 2.493% 2/15/2027		130,000	127,641
Carrier Global Corp 5.9% 3/15/2034		3,000	3,241
Carrier Global Corp 6.2% 3/15/2054		2,000	2,198
Cornerstone Building Brands Inc 6.125% 1/15/2029 (b)		8,000	4,002
Cornerstone Building Brands Inc 9.5% 8/15/2029 (b)		5,000	4,015
			170,243
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 5.875% 10/15/2033 (b)		15,000	15,224
Artera Services LLC 8.5% 2/15/2031 (b)		40,000	34,578
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		31,000	30,400
Neptune Bidco US Inc 10.375% 5/15/2031 (b)		10,000	10,110
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		14,000	13,895
OT Midco Inc 10% 2/15/2030 (b)		7,000	2,774
Reworld Holding Corp 4.875% 12/1/2029 (b)		48,000	45,486
			152,467
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (b)		10,000	10,279
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (b)		10,000	9,635
Sensata Technologies BV 4% 4/15/2029 (b)		7,000	6,835
			16,470
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031		21,000	20,908
Uber Technologies Inc 4.8% 9/15/2035		16,000	15,993
			36,901
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	129,062
Machinery - 0.3%
Allison Transmission Inc 5.875% 12/1/2033 (b)		5,000	5,046
Enpro Inc 6.125% 6/1/2033 (b)		4,000	4,131
Otis Worldwide Corp 2.565% 2/15/2030		140,000	131,112
Terex Corp 6.25% 10/15/2032 (b)		12,000	12,252
			152,541
Professional Services - 0.1%
Science Applications International Corp 5.875% 11/1/2033 (b)		20,000	19,923
Verisk Analytics Inc 4.5% 8/15/2030		10,000	10,081
Verisk Analytics Inc 5.125% 2/15/2036		23,000	23,329
			53,333
Trading Companies & Distributors - 0.1%
Herc Holdings Inc 7% 6/15/2030 (b)		10,000	10,497
Herc Holdings Inc 7.25% 6/15/2033 (b)		5,000	5,293
United Rentals North America Inc 5.375% 11/15/2033 (b)		10,000	10,023
United Rentals North America Inc 6.125% 3/15/2034 (b)		7,000	7,311
			33,124
TOTAL INDUSTRIALS			836,357

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.15% 2/15/2029		26,000	25,965
Dell International LLC / EMC Corp 4.5% 2/15/2031		43,000	43,004
Dell International LLC / EMC Corp 4.75% 10/6/2032		29,000	29,077
Dell International LLC / EMC Corp 5.1% 2/15/2036		50,000	49,933
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	117,832
Insight Enterprises Inc 6.625% 5/15/2032 (b)		2,000	2,047
TTM Technologies Inc 4% 3/1/2029 (b)		4,000	3,874
			271,732
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		10,000	9,904
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		10,000	9,904
CoreWeave Inc 9% 2/1/2031 (b)		15,000	13,573
CoreWeave Inc 9.25% 6/1/2030 (b)		10,000	9,226
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		32,000	30,625
			73,232
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 4.2% 10/15/2030		62,000	62,223
Entegris Inc 3.625% 5/1/2029 (b)		41,000	39,118
Entegris Inc 5.95% 6/15/2030 (b)		31,000	31,735
Micron Technology Inc 2.703% 4/15/2032		140,000	125,537
ON Semiconductor Corp 3.875% 9/1/2028 (b)		23,000	22,421
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (c)		2,129	1,724
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(c)		1,397	1,530
			284,288
Software - 0.1%
Elastic NV 4.125% 7/15/2029 (b)		11,000	10,608
Fair Isaac Corp 6% 5/15/2033 (b)		9,000	9,251
Gen Digital Inc 7.125% 9/30/2030 (b)		11,000	11,376
Rackspace Finance LLC 3.5% 5/15/2028 (b)		3,340	1,350
			32,585
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (b)		8,000	7,592
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (b)		4,000	4,112
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)		5,000	5,148
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		7,000	7,436
			24,288
TOTAL INFORMATION TECHNOLOGY			686,125

Materials - 0.6%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(c)		9,852	8,596
Celanese US Holdings LLC 6.5% 4/15/2030		7,000	6,989
Celanese US Holdings LLC 6.75% 4/15/2033		12,000	11,942
Celanese US Holdings LLC 6.879% 7/15/2032 (c)		5,000	5,101
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		5,000	5,183
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		3,000	3,133
Chemours Co/The 4.625% 11/15/2029 (b)		40,000	35,733
Chemours Co/The 5.75% 11/15/2028 (b)		15,000	14,558
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (b)		4,588	2,492
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)		74,000	66,744
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (b)		20,000	19,536
Mativ Holdings Inc 8% 10/1/2029 (b)		5,000	5,009
Olin Corp 5% 2/1/2030		7,000	6,880
Olin Corp 6.625% 4/1/2033 (b)		29,000	28,806
Tronox Inc 4.625% 3/15/2029 (b)		11,000	7,105
			227,807
Construction Materials - 0.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		19,000	19,730
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		7,000	7,288
			27,018
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		27,000	25,130
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (b)(e)(n)		20,000	20,348
Ball Corp 5.5% 9/15/2033		5,000	5,094
Crown Americas LLC 5.875% 6/1/2033 (b)		10,000	10,237
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		8,000	8,135
			68,944
Metals & Mining - 0.0%
Commercial Metals Co 5.75% 11/15/2033 (b)		4,000	4,091
Commercial Metals Co 6% 12/15/2035 (b)		4,000	4,074
			8,165
TOTAL MATERIALS			331,934

Real Estate - 2.6%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		5,000	4,611
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (b)		19,000	18,219
WP Carey Inc 2.45% 2/1/2032		220,000	194,462
			217,292
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	186,533
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		7,000	5,895
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		29,000	28,027
			220,455
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)		5,000	5,195
Industrial REITs - 0.4%
Prologis LP 2.875% 11/15/2029		200,000	191,263
Office REITs - 0.9%
Boston Properties LP 2.45% 10/1/2033		220,000	182,344
Boston Properties LP 6.75% 12/1/2027		19,000	19,891
COPT Defense Properties LP 2% 1/15/2029		150,000	139,810
COPT Defense Properties LP 4.5% 10/15/2030		4,000	3,984
Hudson Pacific Properties LP 5.95% 2/15/2028		122,000	119,048
			465,077
Real Estate Management & Development - 0.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		2,400	2,410
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (b)		10,000	9,617
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)		5,000	5,432
CBRE Services Inc 2.5% 4/1/2031		140,000	127,481
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		23,000	23,104
Taylor Morrison Communities Inc 5.75% 11/15/2032 (b)		5,000	5,154
			173,198
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035		90,000	94,836
TOTAL REAL ESTATE			1,367,316

Utilities - 4.1%
Electric Utilities - 2.1%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	184,334
DPL LLC/Ohio 4.35% 4/15/2029		38,000	37,299
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	170,451
Edison International 7.875% 6/15/2054 (c)		10,000	10,400
Edison International 8.125% 6/15/2053 (c)		12,000	12,392
Northern States Power Co/MN 2.25% 4/1/2031		210,000	191,589
NRG Energy Inc 5.75% 1/15/2034 (b)		15,000	15,120
NRG Energy Inc 5.75% 7/15/2029 (b)		20,000	20,100
NRG Energy Inc 6% 1/15/2036 (b)		15,000	15,234
NRG Energy Inc 6% 2/1/2033 (b)		7,000	7,148
NRG Energy Inc 6.25% 11/1/2034 (b)		7,000	7,214
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	127,874
PG&E Corp 5% 7/1/2028		5,000	4,963
PG&E Corp 5.25% 7/1/2030		55,000	54,477
PG&E Corp 7.375% 3/15/2055 (c)		16,000	16,542
Wisconsin Electric Power Co 4.75% 9/30/2032		160,000	164,349
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (b)		2,000	1,965
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)		21,000	21,521
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (b)		5,000	5,084
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (b)		7,000	7,335
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (b)		7,000	7,319
			1,082,710
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 1.375% 1/15/2026		140,000	139,268
AES Corp/The 2.45% 1/15/2031		228,000	206,847
AES Corp/The 6.95% 7/15/2055 (c)		5,000	4,878
Talen Energy Supply LLC 6.5% 2/1/2036 (b)		5,000	5,169
TerraForm Power Operating LLC 4.75% 1/15/2030 (b)		43,000	41,338
			397,500
Multi-Utilities - 1.3%
Dominion Energy Inc 2.25% 8/15/2031		220,000	196,431
NiSource Inc 1.7% 2/15/2031		230,000	201,409
NiSource Inc 5.35% 4/1/2034		70,000	72,537
Puget Energy Inc 4.224% 3/15/2032		190,000	182,423
			652,800
TOTAL UTILITIES			2,133,010

TOTAL UNITED STATES			11,882,698
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $16,500,992)			16,668,310

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (o) (Cost $3,786)	41	3,968

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
SPAIN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Telefonica Europe BV 2.502% (c)(m)(p)	EUR	100,000	115,999
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(c)(p)		7,000	7,252
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(p)		25,000	24,528
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(i)(p)		2,056	2,092
TOTAL FINANCIALS			33,872

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(p)		15,000	14,655
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(p)		4,000	4,018
TOTAL UNITED STATES			52,545
TOTAL PREFERRED SECURITIES (Cost $152,336)			168,544

U.S. Government Agency - Mortgage Securities - 20.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.7%
Fannie Mae 2.5% 1/1/2052	27,317	23,505
Fannie Mae 2.5% 6/1/2052	100,930	87,602
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	41,954	37,093
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	84,506	70,189
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	22,864	18,969
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	21,516	17,891
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	50,254	41,254
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	18,726	16,254
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	39,011	33,677
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	31,299	27,000
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	54,070	46,931
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	141,002	126,498
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	17,887	16,046
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	48,283	42,909
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	16,405	14,717
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	39,259	35,270
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	44,117	40,379
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,081	16,210
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	87,924	83,018
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	50,729	47,454
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	20,202	19,512
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	37,218	35,888
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	184,939	185,240
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	38,209	38,737
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	39,936	40,126
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	151,302	155,790
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	145,353	147,243
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	233,659	237,573
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	124,842	126,466
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	68,032	71,131
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	47,176	49,074
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	72,225	74,245
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	44,950	46,207
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	90,377	92,876
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	13,456	13,962
Freddie Mac Gold Pool 1.5% 4/1/2051	106,069	82,384
Freddie Mac Gold Pool 2% 11/1/2050	51,526	42,330
Freddie Mac Gold Pool 2% 12/1/2051	19,320	16,017
Freddie Mac Gold Pool 2% 3/1/2051	80,893	66,532
Freddie Mac Gold Pool 2.5% 11/1/2051	24,261	21,072
Freddie Mac Gold Pool 2.5% 12/1/2051	17,756	15,411
Freddie Mac Gold Pool 2.5% 3/1/2050	18,369	15,846
Freddie Mac Gold Pool 2.5% 4/1/2052	26,413	22,926
Freddie Mac Gold Pool 2.5% 5/1/2051	25,190	21,895
Freddie Mac Gold Pool 2.5% 8/1/2052	85,246	72,924
Freddie Mac Gold Pool 3% 1/1/2052	18,324	16,427
Freddie Mac Gold Pool 3% 6/1/2052	19,083	17,108
Freddie Mac Gold Pool 4% 10/1/2052	36,230	35,004
Freddie Mac Gold Pool 4% 2/1/2053	85,456	82,323
Freddie Mac Gold Pool 4% 5/1/2050	19,050	18,357
Freddie Mac Gold Pool 4.5% 11/1/2052	123,495	121,601
Freddie Mac Gold Pool 4.5% 9/1/2053	67,831	66,684
Freddie Mac Gold Pool 5% 12/1/2052	38,668	39,093
Freddie Mac Gold Pool 5.5% 5/1/2039	100,456	103,436
Freddie Mac Gold Pool 5.5% 5/1/2055	49,434	50,230
Freddie Mac Gold Pool 5.5% 5/1/2055	48,700	49,333
Freddie Mac Gold Pool 6% 8/1/2055	49,295	51,406
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	69,129	71,889
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	48,685	51,445
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	43,252	45,731
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	22,118	23,490
Ginnie Mae I Pool 3.5% 8/20/2052	22,669	21,054
Ginnie Mae I Pool 3.5% 9/20/2052	95,119	88,342
Ginnie Mae I Pool 4% 10/20/2052	84,173	80,606
Ginnie Mae I Pool 4.5% 4/20/2053	85,292	83,948
Ginnie Mae II Pool 2% 1/20/2051	85,473	71,282
Ginnie Mae II Pool 2% 1/20/2052	223,337	186,256
Ginnie Mae II Pool 2% 10/20/2050	87,015	72,606
Ginnie Mae II Pool 2% 11/20/2050	43,882	36,623
Ginnie Mae II Pool 2% 2/20/2051	18,701	15,591
Ginnie Mae II Pool 2% 3/20/2052	50,000	41,698
Ginnie Mae II Pool 2.5% 5/20/2052	132,127	114,792
Ginnie Mae II Pool 2.5% 8/20/2051	175,958	152,804
Ginnie Mae II Pool 3% 4/20/2052	144,483	130,440
Ginnie Mae II Pool 3% 8/20/2051	95,696	86,440
Ginnie Mae II Pool 3.5% 8/20/2047	58,811	55,164
Ginnie Mae II Pool 5% 1/1/2056 (e)	200,000	199,563
Ginnie Mae II Pool 5% 12/1/2055 (e)	400,000	399,562
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	100,000	100,926
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	200,000	202,031
Ginnie Mae II Pool 5.5% 2/20/2055	158,192	159,839
Ginnie Mae II Pool 5.5% 6/20/2055	74,170	74,977
Ginnie Mae II Pool 6% 1/1/2056 (e)	300,000	305,801
Ginnie Mae II Pool 6% 12/1/2055 (e)	800,000	815,189
Ginnie Mae II Pool 6% 2/1/2056 (e)	200,000	203,727
Ginnie Mae II Pool 6.5% 5/20/2055	72,897	75,151
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	1,300,000	1,058,281
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	550,000	468,230
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	1,100,000	936,203
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	275,000	244,256
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (e)	300,000	277,430
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (e)	600,000	555,000
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	25,000	25,595
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	50,000	51,199
TOTAL UNITED STATES		10,788,436
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,715,273)		10,788,436

U.S. Treasury Obligations - 41.1%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.81	1,950,000	1,221,874
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	250,000	180,176
US Treasury Bonds 3.25% 5/15/2042	3.24	200,000	170,008
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.28	700,000	603,367
US Treasury Bonds 4% 11/15/2042	3.84	100,000	93,457
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	180,000	160,699
US Treasury Bonds 4.125% 8/15/2053	4.18	100,000	91,191
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	645,000	600,631
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	155,500	144,815
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.78	531,000	515,734
US Treasury Bonds 4.625% 11/15/2055	4.73	110,000	109,209
US Treasury Bonds 4.625% 2/15/2055	4.54	258,000	255,883
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.66	571,000	566,048
US Treasury Bonds 4.75% 5/15/2055	4.81 to 4.95	626,000	633,532
US Treasury Bonds 4.75% 8/15/2055	4.71 to 4.91	565,000	572,063
US Treasury Bonds 5% 5/15/2045	4.69	42,000	44,028
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	1,445,000	1,402,553
US Treasury Notes 3.625% 10/31/2030	3.71 to 3.73	940,000	940,808
US Treasury Notes 3.625% 9/30/2031 (r)	3.63 to 4.00	663,000	660,669
US Treasury Notes 3.75% 10/31/2032	3.89	1,070,000	1,067,492
US Treasury Notes 3.75% 12/31/2030	4.08	940,000	945,398
US Treasury Notes 3.75% 5/31/2030	3.61 to 3.73	13,000	13,088
US Treasury Notes 3.75% 8/31/2031	3.65	120,000	120,417
US Treasury Notes 3.875% 8/15/2033	4.52 to 4.66	500,000	500,938
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	916,000	912,389
US Treasury Notes 3.875% 9/30/2032	3.89	412,000	414,253
US Treasury Notes 4% 1/31/2029	4.02 to 4.05	350,000	355,031
US Treasury Notes 4% 2/15/2034	3.92 to 4.57	76,000	76,600
US Treasury Notes 4% 4/30/2032	4.00 to 4.29	891,000	904,087
US Treasury Notes 4% 6/30/2028	4.04 to 4.25	150,000	151,904
US Treasury Notes 4% 6/30/2032	4.15	360,000	365,077
US Treasury Notes 4% 7/31/2029	3.83	300,000	304,664
US Treasury Notes 4% 7/31/2032 (r)	3.94 to 4.17	611,000	619,330
US Treasury Notes 4.125% 2/29/2032	4.19	170,000	173,705
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	611,000	624,174
US Treasury Notes 4.25% 11/15/2034	4.22 to 4.49	546,000	558,242
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.45	1,063,000	1,084,924
US Treasury Notes 4.25% 6/30/2029	4.35	15,000	15,359
US Treasury Notes 4.25% 8/15/2035	4.09 to 4.33	785,000	800,209
US Treasury Notes 4.375% 1/31/2032	4.43 to 4.46	205,000	212,295
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.35	913,000	944,384
US Treasury Notes 4.375% 5/15/2034	4.29 to 4.30	100,000	103,383
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	580,000	609,340
US Treasury Notes 4.625% 9/30/2030	5.01	300,000	313,430
US Treasury Notes 4.875% 10/31/2030	4.91	200,000	211,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,794,697)			21,368,139

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s) (Cost $4,698,167)	4.02	4,697,228	4,698,167

TOTAL INVESTMENT IN SECURITIES - 111.0% (Cost $57,925,433)	57,777,322
NET OTHER ASSETS (LIABILITIES) - (11.0)%	(5,712,214)
NET ASSETS - 100.0%	52,065,108

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(400,000)	(399,562)
Ginnie Mae II Pool 5.5% 12/1/2055	(200,000)	(202,031)
Ginnie Mae II Pool 6% 1/1/2056	(100,000)	(101,934)
Ginnie Mae II Pool 6% 12/1/2055	(800,000)	(815,188)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(1,100,000)	(936,204)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(600,000)	(555,000)
Uniform Mortgage Backed Securities 6% 12/1/2055	(50,000)	(51,199)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,061,118)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,059,675)		(3,061,118)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	3	3/20/2026	348,656	2,385	2,385
CBOT 2Y US Treasury Notes Contracts (United States)	1	3/31/2026	208,852	110	110
CBOT 5Y US Treasury Notes Contracts (United States)	5	3/31/2026	548,789	1,437	1,437
CBOT US Treasury Long Bond Contracts (United States)	1	3/20/2026	117,469	944	944

TOTAL PURCHASED					4,876

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	3	12/8/2025	410,590	(47)	(47)
Eurex Euro-Bund Contracts (Germany)	1	12/8/2025	149,546	(1,131)	(1,131)
ICE Long GILT Futures (United Kingdom)	1	3/27/2026	121,224	(979)	(979)

TOTAL SOLD					(2,157)

TOTAL FUTURES CONTRACTS					2,719
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	3,000	USD	3,478	Citibank NA	12/11/2025	5
USD	2,316,731	EUR	2,012,000	BNP Paribas SA	12/11/2025	(19,098)
USD	482,807	GBP	370,000	JPMorgan Chase Bank NA	12/11/2025	(6,963)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(26,056)
Unrealized Appreciation						5
Unrealized Depreciation						(26,061)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,023,990 or 15.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security.
(j)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $124 and $122, respectively.
(k)	Non-income producing.
(l)	Zero coupon bond which is issued at a discount.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,718,143 or 5.2% of net assets.

(n)	A portion of the security sold on a delayed delivery basis.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,510.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,195,790	5,748,169	4,245,776	46,742	(16)	-	4,698,167	4,697,228	0.0%
Total	3,195,790	5,748,169	4,245,776	46,742	(16)	-	4,698,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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